FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		$ 6,759
Total		6,759
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		6,759
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability
Total
Fair Value, Inputs, Level 1 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability
Total
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		6,759
Total		6,759
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		$ 6,759